SHARE CAPITAL (Details Narrative)						3 Months Ended
	Feb. 28, 2025 CAD ($) shares	Mar. 14, 2024 CAD ($) shares	Jan. 16, 2024 shares	Jan. 10, 2024 shares	Jan. 04, 2024 CAD ($)	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($)	Feb. 25, 2025 shares	Feb. 07, 2025 shares	Jan. 06, 2025 shares	Jan. 03, 2025 shares	Jan. 04, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Net proceeds | $						$ 20,734,691	$ 7,450,546
Par value per share | $ / shares												$ 53,568
Options granted, description						may not exceed a term of ten years
Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $	$ 24,544,583	$ 9,458,400
Share issuance expense | $	3,992,393	2,097,738
Net proceeds | $	$ 20,552,190	$ 7,360,662
Two directors [member]
IfrsStatementLineItems [Line Items]
Net proceeds | $					$ 53,568
Par value per share | $ / shares												$ 2.99
Four directors [member]
IfrsStatementLineItems [Line Items]
Number of stock options exercised				565,000
Four directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options exercised				0.35
Consultant [member]
IfrsStatementLineItems [Line Items]
Shares granted			650,000
Vesting description			the stock options vest as follows: 150,000 on the date of the grant (0.09 post reverse splits) and 100,000 every month thereafter (0.06 post reverse splits) every month thereafter
Consultant [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Shares granted			0.40
Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						2,926,526
Number of shares outstanding						2,926,526
Subordinate voting shares [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,065,120	116,680,710
Subordinate voting shares [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									188,000
Subordinate voting shares [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												17,915
Subordinate voting shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												6
Subordinate voting shares [member] | Post reverse split [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,130	1,228
Subordinate voting shares [member] | Post reverse split [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									376
Subordinate voting shares [member] | Post reverse split [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												0.012
Subordinate voting shares [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								2,462		8,808	2,767
Subordinate voting shares [member] | Series B warrants [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,076,736	268,333,330
Subordinate voting shares [member] | Series B warrants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								5		18	6
Subordinate voting shares [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								4,000
Subordinate voting shares [member] | Series A warrants [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,076,736	134,166,665
Subordinate voting shares [member] | Series A warrants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								8
Subordinate voting shares [member] | Pre-funded warrants [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,011,616